Shareholders' Equity (Details) - Schedule of share-based compensation - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Shareholders' Equity (Details) - Schedule of share-based compensation [Line Items]
Share-based compensation expense		$ 24,781	$ 16,245	$ 115
Research and Development [Member]
Shareholders' Equity (Details) - Schedule of share-based compensation [Line Items]
Share-based compensation expense		3,384	661
Marketing [Member]
Shareholders' Equity (Details) - Schedule of share-based compensation [Line Items]
Share-based compensation expense	[1]	9,252	617
General and Administrative [Member]
Shareholders' Equity (Details) - Schedule of share-based compensation [Line Items]
Share-based compensation expense		$ 12,145	$ 14,967	$ 115

[1]	On October 26, 2020, the Company entered into an amendment to a business development agreement ("the Agreement") dated February 4, 2020 with two service providers pursuant to which the Company paid an aggregate one-time payment of $400 thousand plus VAT and issued to them warrants to purchase an aggregate of 650,000 ordinary shares at an exercise price of $18 per share with a graded vesting ending 10 weeks following the grant date (subject to a standard cashless exercise provision). As a result, the Company recorded an expense of $6.1 million for the warrants granted. The service providers waived any and all past, present and future compensation to which they are or may be entitled pursuant to the Agreement and all activities undertaking on behalf of the Company, including the right to a percentage from future revenues from any of the Company’s systems and the issuance of warrants.